Other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous current liabilities [abstract]
Payroll-related liabilities	€ 9,274	€ 7,873	€ 7,162
Non-income tax payables	2,063	694	913
Accrued charges	769	946	645
Advances received	870	581	338
Other current liabilities	520	53	154
Total	€ 13,496	€ 10,147	€ 9,212